GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL [Abstract]
Schedule of Goodwill
	December 31,
	2014	2013	2012

Goodwill	$105,647	$105,647	$105,647
Accumulated impairment losses *)	(41,777)	(41,777)	(41,777)

	$63,870	$63,870	$63,870

*)	During the year ended December 31, 2012, the Company recorded an impairment loss of $ 23,931.